INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES
INVESTMENT SECURITIES

NOTE 3 — INVESTMENT SECURITIES

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2012

Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies - MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

December 31, 2011

US Agencies - MBS	$11,111	$387	$—	$11,498
US Agencies	10,407	168	—	10,575
Corporate	8,314	—	(136)	8,178
Obligations of states and political subdivisions	5,448	110	(2)	5,556
Other asset backed	2,954	—	(34)	2,920

Total securities available for sale	$38,234	$665	$(172)	$38,727

At December 31, 2012 and 2011, the mortgage backed securities portfolio was $8.374 million (19.12%) and $11.498 million (29.69%), respectively, of the securities portfolio. At December 31, 2012, the entire mortgage backed securities portfolio consisted of securities issued and guaranteed by either the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC); United States government-sponsored agencies.  Other asset backed securities are collateralized with government guaranteed student loans.

Following is information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
December 31, 2012

Corporate	$(23)	$5,566	$—	$—
US Agencies - MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

December 31, 2011

US Agencies - MBS	$—	$2,920	—	—
Corporate	(136)	8,178	—	—
Obligations of states and political subdivisions	—	—	(2)	250

Total securities available for sale	$(136)	$11,098	$(2)	$250

There was one security in an unrealized loss position in 2012 and three in 2011.  The gross unrealized losses in the current portfolio are considered temporary in nature and related to interest rate fluctuations.  The Corporation has both the ability and intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2012	2011	2010

Proceeds from sales and calls	$2,601	$76	$8,302
Gross gains on sales	—	—	216
Gross (losses) on sales and calls	—	(1)	(1)

The carrying value and estimated fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below (dollars in thousands):

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$7,569	$7,629
Due after one year through five years	22,411	22,745
Due after five years through ten years	—	—
Due after ten years	4,457	5,051
Subtotal	34,437	35,425
US Agencies - MBS	7,962	8,374

Total	$42,399	$43,799

Contractual maturities may differ from expected maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  See Note 9 for information on securities pledged to secure borrowings from the Federal Home Loan Bank.